SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Sep. 30, 2024 USD ($) shares	Sep. 30, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2024 CNY (¥)
Cash	$ 80,466	$ 111,299		¥ 500,000
Uncollectable account receivable written-off			$ 99,528
Allowance for uncollectable balances	13,520	13,004	13,337
Allowance for doubtful accounts
Inventory reserve	$ 106	1,079
Estimated useful lives of intangible assets	50 years
Impairment of long-lived assets	$ 0	0
Deferred revenue	506,769	106,514
Deferred revenue recognized	86,202	133,533	1,080,178
Research and development expense	1,620,656	298,469	424,558
Government subsidies	63,450	25,415	1,306,627
Income tax payable	$ 1,689,296	1,296,206
Value added tax rate description	17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%)
Value added tax payable	$ 1,443,500	1,338,800
Employee defined cost	$ 66,735	$ 93,190	$ 80,150
Antidilutive shares | shares	15,015	5,851	3,529
Option Shares [Member]
Antidilutive shares | shares	15,032	5,851	3,529
Selling and Marketing Expense [Member]
Advertising expenses	$ 13,135	$ 11,344	$ 41,578
Gansu BMK [Member]
Equity ownership	100.00%			100.00%
Supplier [Member]
Allowance for doubtful accounts	$ 0	$ 0
Xi'an DT [Member]
Non-controlling interests rate	25.00%	25.00%		25.00%
Tianjin YHX [Member]
Non-controlling interests rate	49.00%	49.00%		49.00%